Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 6,221	$ 5,171	$ 18,059	$ 15,044
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	5,774	4,754	16,508	13,817
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	395	363	1,372	1,054
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 52	$ 54	$ 179	$ 173